Condensed consolidating financial information (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Project revenue:
Total project revenue	$ 167,610	$ 53,665
Project expenses:
Fuel	62,099	17,068	93,993	65,553	59,522
Project operations and maintenance	31,500	11,072	56,832	31,237	28,153
Depreciation and amortization	36,468	10,879	63,638	40,387	41,374
Total project expenses	130,067	39,019	214,463	137,177	129,049
Project other income (expense):
Change in fair value of derivative instruments	(58,122)	3,561	(22,776)	(14,047)	(6,813)
Earnings (loss) of unconsolidated affiliates	2,947	1,311	6,356	13,777	8,514
Interest expense, net	(7,033)	(4,647)	(20,053)	(17,660)	(18,800)
Other income (expense), net	15	(2)	20	219	1,266
Total project other income (expense)	(62,193)	223	(36,453)	(16,200)	(2,053)
Project income	(24,650)	14,869
Administrative and other expenses (income):
Administration expense	7,833	4,054	38,108	16,149	26,028
Interest, net	22,036	3,968	25,998	11,701	55,698
Foreign exchange loss	986	(658)	13,838	(1,014)	20,506
Total administrative and other expenses (income)	30,855	7,364	77,944	26,810	102,594
Income (loss) from operations before income taxes	(55,505)	7,505	(43,965)	15,069	(54,179)
Income tax expense (benefit)	(16,291)	1,523	(8,324)	18,924	(15,693)
Net loss	(39,214)	5,982	(35,641)	(3,855)	(38,486)
Net loss attributable to noncontrolling interest	(161)	(154)	(480)	(103)
Net income attributable to Preferred share dividends of a subsidiary company	3,239		3,247
Net (loss) income attributable to Atlantic Power Corporation	(42,292)	6,136
Guarantor Subsidiaries
Project revenue:
Total project revenue	124,871
Project expenses:
Fuel	62,099		93,993
Project operations and maintenance	30,067		55,334
Depreciation and amortization	32,705		60,999
Total project expenses	124,871		210,326
Project other income (expense):
Change in fair value of derivative instruments	(58,122)		22,776
Earnings (loss) of unconsolidated affiliates	2,947		(5,989)
Interest expense, net	(4,325)		(16,694)
Other income (expense), net	15		20
Total project other income (expense)	(59,485)		(33,461)
Project income	(27,238)
Administrative and other expenses (income):
Administration expense	5,134		12,636
Interest, net	20,379		67,666
Foreign exchange loss	1,133		4,057
Total administrative and other expenses (income)	26,646		84,359
Income (loss) from operations before income taxes	(53,884)		(51,825)
Income tax expense (benefit)	(16,291)		(8,566)
Net loss	(37,593)		(44,628)
Net loss attributable to noncontrolling interest	(161)		(480)
Net income attributable to Preferred share dividends of a subsidiary company	3,239		3,247
Net (loss) income attributable to Atlantic Power Corporation	(40,671)
Curtis Palmer
Project revenue:
Total project revenue	5,399
Project expenses:
Project operations and maintenance	1,636		851
Depreciation and amortization	3,763		2,639
Total project expenses	5,399		3,490
Project other income (expense):
Interest expense, net	(2,708)		(1,911)
Total project other income (expense)	(2,708)		(1,911)
Project income	2,510
Administrative and other expenses (income):
Income (loss) from operations before income taxes	2,510		3,608
Net loss	2,510		3,608
Net (loss) income attributable to Atlantic Power Corporation	2,510
Atlantic Power
Project revenue:
Total project revenue	(128)
Project expenses:
Project operations and maintenance	(128)		922
Total project expenses	(128)		922
Project other income (expense):
Interest expense, net			128
Total project other income (expense)			128
Project income	128
Administrative and other expenses (income):
Administration expense	2,699		25,472
Interest, net	1,484		(41,668)
Foreign exchange loss	(147)		9,781
Total administrative and other expenses (income)	4,036		(6,415)
Income (loss) from operations before income taxes	(3,908)		5,621
Income tax expense (benefit)			242
Net loss	(3,908)		5,379
Net (loss) income attributable to Atlantic Power Corporation	(3,908)
Eliminations
Project revenue:
Total project revenue	(75)
Project expenses:
Project operations and maintenance	(75)		(275)
Total project expenses	(75)		(275)
Project other income (expense):
Earnings (loss) of unconsolidated affiliates			(367)
Interest expense, net			(1,576)
Total project other income (expense)			(1,209)
Project income	(50)
Administrative and other expenses (income):
Interest, net	173
Total administrative and other expenses (income)	173
Income (loss) from operations before income taxes	(223)		(1,369)
Net loss	(223)		(1,369)
Net (loss) income attributable to Atlantic Power Corporation	$ (223)